Cover	12 Months Ended
Sep. 02, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MSC INDUSTRIAL DIRECT CO., INC.
Entity Central Index Key	0001003078